Annual Total Returns[BarChart] - Discovery Mid Cap Growth - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.34%	15.52%	35.02%	5.40%	6.10%	1.89%	27.98%	(6.42%)	38.96%	40.11%